Deposit Guarantee Insurance - Summary of Entity's Interest in the Capital Stock (Detail)	Mar. 18, 2026
BCRA Communique B [member]
Disclosure Of Entity Interest In Captial Stock [Line Items]
Percentage capital interest	9.3134%